Note 7 - Vessels and Advances, Net	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	$4,796,102	$(1,129,241)	$3,666,861
Depreciation	-	(82,269)	(82,269)
Vessel acquisitions, advances and other vessels’ costs	7,590	-	7,590
Vessel sales, transfers and other movements	(56,857)	4,544	(52,313)
Balance, June 30, 2023	$4,746,835	$(1,206,966)	$3,539,869

During the six-month period ended June 30, 2023, the Company agreed to acquire the 2011-built dry-bulk vessel Aquaenna (tbr. Enna) with a DWT capacity of 175,975. The vessel was delivered to the Company in the third quarter of 2023 (Note 25(c)). In addition, during the same period, the Company agreed to acquire the 2011-built dry-bulk vessel Aquarange (tbr. Dorado) with a DWT capacity of 179,842, which is expected to be delivered during the third quarter of 2023.

During the six-month period ended June 30, 2023, the Company sold the container vessels Sealand Washington and Maersk Kalamata, which were held for sale at December 31, 2022, and the dry bulk vessels Miner, Taibo and Comity and recognized an aggregate net gain of $88,467, which is included in Gain on sale of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2023.

During the six-month period ended June 30, 2022, the Company acquired the secondhand container vessel Dyros with a TEU capacity of 4,578, and three secondhand dry bulk vessels, the Oracle, Libra and Norma with an aggregate DWT of 172,717. Furthermore, during the six-month period ended June 30, 2022, the Company prepaid the outstanding balances of Jodie Shipping Co., Kayley Shipping Co., Plange Shipping Co. and Simone Shipping Co. finance lease liabilities (Note 12) and re-acquired the 2013-built, 8,827 TEU container vessels, MSC Athens and MSC Athos and the 2014-built, 4,957 TEU container vessels, Leonidio and Kyparissia. In addition, during the six-month period ended June 30, 2022, the Company prepaid the outstanding balance of Benedict Maritime Co. (Note 11.B.2) and re-acquired the 2016-built, 14,424 TEU container vessel Triton.

During the six-month period ended June 30, 2022, the Company sold the dry bulk vessel Thunder and the container vessel Messini, which were classified as held for sale at March 30, 2022 and December 9, 2021, respectively and recognized an aggregate gain of $21,250, which is separately reflected in Gain on sale of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2022.

As of June 30, 2023, 96 of the Company’s vessels, with a total carrying value of $2,698,972, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop (Note 11.B.1), the four out of five vessels acquired in 2018 under the Share Purchase Agreement (Note 11.B.2) with York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”), one vessel acquired from York (Notes 10 and 13) and four unencumbered vessels.